RELATED PARTY TRANSACTIONS (Detail Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Senior Vice President [Member]
Due to related parties	$ 3	$ 1
Professional services	19	9
Influenced by a director [Member]
Due to related parties	8	36
Professional services	79	100
Controlled by a director [Member]
Due to related parties	0	24
Professional services	84	78
Director
Due to related parties	$ 333	$ 0